Consolidated Statements of Profit or Loss - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
REVENUE	₸ 1,913,490	₸ 1,270,592	₸ 884,822
Net fee revenue	987,967	679,782	467,493
Interest revenue	833,516	574,426	422,075
Retail revenue	68,807
Other gains (losses)	23,200	16,384	(4,746)
COSTS AND OPERATING EXPENSES	(891,486)	(550,018)	(356,020)
Interest expenses	(478,010)	(278,676)	(171,491)
Transaction expenses	(27,470)	(22,188)	(16,542)
Cost of goods and services	(166,356)	(82,747)	(56,829)
Technology & product development	(88,657)	(60,807)	(44,388)
Sales & marketing	(21,891)	(25,618)	(8,702)
General & administrative expenses	(29,468)	(24,772)	(23,685)
Provision expenses	(79,634)	(55,210)	(34,383)
NET INCOME BEFORE TAX	1,022,004	720,574	528,802
Income tax	(173,234)	(131,730)	(93,588)
NET INCOME	848,770	588,844	435,214
Attributable to:
Shareholders of the Company	841,351	585,026	431,914
Non-controlling interest	7,419	3,818	3,300
NET INCOME	₸ 848,770	₸ 588,844	₸ 435,214
Earnings per share
Basic (KZT)	₸ 4,431	₸ 3,051	₸ 2,247
Diluted (KZT)	₸ 4,381	₸ 3,016	₸ 2,222